Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Retail Prospectus and Summary Prospectus
Transamerica Multi-Managed Balanced
* * *
Effective immediately, Footnote 1 to the “Shareholder Fees” table in the Prospectus and Summary Prospectus under the section entitled “Fees and Expenses” with respect to Transamerica Multi-Managed Balanced is deleted in its entirety and replaced as follows:
[1]
Class A shares of the fund purchased before September 1, 2024 in amounts of $1,000,000 or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. Class A shares of the fund purchased on or after September 1, 2024 in amounts of $250,000 or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 18 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.

* * *
Investors Should Retain this Supplement for Future Reference
July 19, 2024

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Retail Prospectus and Summary Prospectus
Transamerica Multi-Managed Balanced
* * *
Effective immediately, Footnote 1 to the “Shareholder Fees” table in the Prospectus and Summary Prospectus under the section entitled “Fees and Expenses” with respect to Transamerica Multi-Managed Balanced is deleted in its entirety and replaced as follows:
[1]
Class A shares of the fund purchased before September 1, 2024 in amounts of $1,000,000 or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. Class A shares of the fund purchased on or after September 1, 2024 in amounts of $250,000 or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 18 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.

* * *
Investors Should Retain this Supplement for Future Reference
July 19, 2024